Income (loss) per share - Disclosure of Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Shares [Abstract]
Net (loss) income after tax for the year	$ 40,809	$ (68,883)
Weighted average number of ordinary shares - basic	224,943,453	224,729,084
Effect of dilutive share options	4,354	0
Weighted average number of ordinary shares - diluted	224,947,807	224,729,084